OTHER INCOME/(EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
	For the years ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Guarantee income	9,641,685	65,935,450	26,229,524
Donations	(873,320)	(6,288,539)	(412,465)
Total	8,768,365	59,646,911	25,817,059